Leases	12 Months Ended
Dec. 31, 2021
Disclosure Of Leases [Abstract]
Leases
44. Leases
The Group as lessee
The Group leases branches under lease contracts. Leases are typically for a term of 5 years, with the option to renew after that date. Payments for leases are increased annually to reflect the market conditions.
Below are the minimum future payments of leases under lease contracts not subject to cancellation as of December 31, 2021 and 2020:

	Leases in U.S. dollars	Leases in local currency	Total December 31, 2021	Total December 31, 2020
Up to 1 year	204,461	22,946	227,407	270,401
From 1 to 5 years	1,720,507	309,741	2,030,248	2,950,611
More than 5 years	648,396	15,742	664,138	1,232,865

TOTAL			2,921,793	4,453,877

The amount of the depreciation of the right of use recognized in results was 1,043,796 and 1,049,210 for the years ended December 31, 2021 and 2020.